Related Parties Balances and Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions
	Notes	As of December 31, 2020	As of June 30, 2021
		RMB	RMB
			(unaudited)
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(i)	2,529	1,198
Youxiang Group	(ii)	21,778	21,401
Others	(iii)	494	339
		24,801	22,938
	Notes	As of December 31, 2020	As of June 30, 2021
		RMB	RMB
			(unaudited)
Amounts due to related parties:
Youxiang Group	(iv)	67,669	44,219
Guangdong Marketing Advertising Group	(v)	18,667	4,870
Angela Bai	(vi)	4,750	—
Others		1,651	1,812
		92,737	50,901

(i)      The balance represented marketing service fee receivable and prepaid advertising fee.

(ii)     The balance represented construction fee and rental deposits.

(iii)    The balance represented operating management fees and prepaid marketing service fee.

(iv)    The balance represented accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%.

(v)      The balance represented accounts payable for advertisement distribution services.

(vi)    In August 2020, Angela Bai, extended two loans of US$1,100 and RMB8,000 to the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021. In October 2020, Angela Bai, lent another loan of RMB 1,500 with interest rate of 4.785% and a maturity date of January 5, 2021 to the Group. During the year ended December 31, 2020, the Group repaid US$1,100, RMB 4,000, and RMB 750, respectively. As of December 31, 2020, the amount due to Angela Bai was RMB4.75 million. As of June 30, 2021, all amount due to Angela Bai was repaid.

	Relationship	Notes	As of December 31,
			2019	2020
			RMB	RMB
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(d)	(i)	36,381	2,529
Youxiang Group	(c)	(ii)	15,483	21,778
Others		(iii)	1,631	494
			53,495	24,801
	Relationship	Notes	As of December 31,
			2019	2020
			RMB	RMB
Amounts due to related parties:
Youxiang Group	(c)	(iv)	34,032	67,669
Angela Bai	(a)	(v)	—	4,750
Guangdong Marketing Advertising Group	(e)	(vi)	9,209	18,667
Others			10	1,651
			43,251	92,737

(i)      Amounts due from Guangdong Advertising Co., Ltd. are marketing service fee receivable and prepaid advertising fee.

(ii)     Amounts due from Youxiang Group are construction fee and rental deposits.

(iii)    Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.

(iv)    Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%.

(v)      In August 2020, Angela Bai, spouse of Dr. Daqing Mao, extended two loans of US$1,100 and RMB8,000 to the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021. In October 2020, Angela Bai, lent another loan of RMB 1,500 with interest rate of 4.785% and a maturity date of January 5, 2021 to the Group. During the year ended December 31, 2020, the Group repaid US$1,100, RMB 4,000, and RMB 750 of the USD1,100 loan, RMB 8,000 loan, and RMB 1,500 loan, respectively. As of December 31, 2020, the amount due to Angela Bai was RMB4.75 million.

(vi)    Amounts due to Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.

Schedule of related party transactions
	Notes	Six months Ended June 30, 2020	Six months Ended June 30, 2021
		RMB	RMB
		(unaudited)	(unaudited)
Youxiang Group	(i)	9,908	3,671
	Notes	Six months Ended June 30, 2020	Six months Ended June 30, 2021
		RMB	RMB
		(unaudited)	(unaudited)
Youxiang Group	(ii)	4,508	10,847
Guangdong Advertising Co., Ltd.	(iii)	60,922	3,099
	Notes	Six months Ended June 30, 2020	Six months Ended June 30, 2021
		RMB	RMB
		(unaudited)	(unaudited)
Youxiang Group	(iv)	215	795
	Notes	Six months Ended June 30, 2020	Six months Ended June 30, 2021
		RMB	RMB
		(unaudited)	(unaudited)
Guangdong Advertising Co., Ltd.	(v)	1,081	25
Guangdong Advertising Marketing Group	(v)	6,190	801

(i)      The amount represents rental expense for the operating lease from Youxiang Group.

(ii)     The amount represents consulting, construction and designing services provided to Youxiang Group.

(iii)    The amount represents marketing services provided to Guangdong Advertising Co., Ltd.

(iv)    The amount represents property management services provided by Youxiang Group.

(v)      The amount represents advertisement distribution services provided by these related parties.

			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Youxiang Group	(c)	(i)	11,964	22,336	12,645
			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Youxiang Group	(c)	(ii)	4,435	12,116	20,124
Guangdong Advertising Co., Ltd.	(d)	(iii)	—	117,796	77,046
			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Youxiang Group	(c)	(iv)	1,451	3,531	3,668
			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(v)	—	4,350	—
			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(vi)	—	47,425	5
Guangdong Advertising Co., Ltd.	(d)	(vi)	—	2,871	1,081
Guangdong Advertising Marketing Group	(e)	(vi)	—	8,687	10,418

(i)      The amount represents rental expense for the operating lease to Youxiang Group.

(ii)     The amount represents consulting, construction and designing services provided to Youxiang Group.

(iii)    The amount represents marketing services provided to Guangdong Advertising Co., Ltd.

(iv)    The amount represents property management services provided by Youxiang Group.

(v)      The amount represents promotion consulting expense provided by Xinjiang Xinzhongshuo Marketing Co., Ltd.

(vi)    The amount represents advertisement distribution services provided by these related parties.

Schedule of related parties relationship
Name		Relationship
(a)	Angela Bai	Spouse of Dr. Daqing Mao who is founder and director and has been appointed to the position of chairman of the board of directors on June 21, 2021.
(b)	Youxiang Group*	Controlled by the same controlling shareholder, Mrs. Angela Bai
(c)	Guangdong Advertising Co., Ltd.	The 30% equity holder of Shengguang Zhongshuo
(d)	Guangdong Marketing Advertising Group	The wholly owned subsidiary of Guangdong Advertising Co., Ltd.

*        Youxiang Group represents Youxiang Chuangzhi (Beijing) Technology Service Co., Ltd. and its affiliates.